Cash and cash equivalents - Summary of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 2,546	$ 2,330
Money market funds, reverse repurchase agreements and other cash equivalents	6,326	6,165
Total cash and cash equivalents per consolidated balance sheet	8,872	8,495
Bank overdrafts repayable on demand (unsecured)	(7)	(11)
Total cash and cash equivalents per consolidated cash flow statement	$ 8,865	$ 8,484	$ 9,672	$ 6,774